Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 146.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$435	$571,368
Texas Water Development Board, 4.00%, 10/15/37(1)	8,125	9,749,594
		$10,320,962
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$630	$157,552
		$157,552
Education — 10.7%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(4)	$1,115	$1,255,089
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(4)	430	465,583
California State University, 5.00%, 11/1/41(1)	13,000	16,057,080
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(4)	350	403,890
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(4)	655	743,622
District of Columbia, (District of Columbia International School), 5.00%, 7/1/39	425	534,501
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	390	481,346
District of Columbia, (KIPP DC), 4.00%, 7/1/39	240	275,518
District of Columbia, (KIPP DC), 4.00%, 7/1/44	230	260,930
District of Columbia, (KIPP DC), 4.00%, 7/1/49	335	378,131
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(4)	2,165	2,366,756
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(4)	250	287,648
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	950	1,188,231
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	7,619,490
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,101,470
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	889,211
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,202,210
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	3,000	3,678,420
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,434,564
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,381,657
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/29(1)	2,825	3,659,081
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/31(1)	1,875	2,424,244
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	288,887
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	405,784
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	567,065
Pennsylvania State University, 5.00%, 9/1/42(1)	3,250	4,063,150
Public Finance Authority, WI, (Roseman University Health Science), 5.00%, 4/1/40(4)(5)	215	261,449
Public Finance Authority, WI, (Roseman University Health Science), 5.00%, 4/1/50(4)(5)	370	443,038
State Public School Building Authority, PA, (Northampton County Area Community College), 5.50%, 3/1/31	750	783,623

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	2,525	3,229,828
University of Cincinnati, OH, 5.00%, 6/1/34	500	515,453
University of Michigan, 5.00%, 4/1/48(1)	1,500	1,893,525
		$61,540,474
Electric Utilities — 2.6%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$3,040	$3,235,989
Los Angeles Department of Water and Power, CA, Power System Revenue, 4.00%, 7/1/46(1)	9,000	10,327,230
Michigan Public Power Agency, 5.00%, 1/1/43	775	817,191
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	518,680
		$14,899,090
Escrowed/Prerefunded — 2.1%
Allegheny County Higher Education Building Authority, PA, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,099,108
Apollo Career Center Joint Vocational School District, OH, Prerefunded to 12/1/21, 5.25%, 12/1/33	335	361,257
Hancock County, OH, (Blanchard Valley Regional Health Center), Prerefunded to 6/1/21, 6.25%, 12/1/34	750	800,212
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/28	500	524,695
Jenison Public Schools, MI, Prerefunded to 5/1/21, 5.00%, 5/1/30	500	524,695
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	114,285
Lansing Board of Water and Light, MI, Prerefunded to 7/1/21, 5.50%, 7/1/41	500	531,175
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	240	252,785
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	379,177
Massachusetts Development Finance Agency, (UMass Memorial), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	557,734
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 6/1/22, 5.00%, 6/1/32	250	273,425
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	234,969
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(1)	2,500	2,603,075
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	157,114
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	862,291
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	353,399
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	385	398,206
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	511,790
Philadelphia, PA, Gas Works Revenue, Prerefunded to 8/1/20, 5.25%, 8/1/40	235	239,263
South Fork Municipal Authority, PA, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	253,778
Symmes Township, Hamilton County, OH, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,033,560
		$12,065,993
General Obligations — 21.6%
Allegheny County, PA, 5.00%, 11/1/43(1)	$2,875	$3,631,815
Boston, MA, 5.00%, 5/1/38(1)	3,000	3,892,110

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chicago Board of Education, IL, 5.00%, 12/1/46	8,400	9,275,700
Chicago, IL, 5.00%, 1/1/44	1,000	1,206,970
Chicago, IL, 5.75%, 1/1/33	1,500	1,871,775
Cleveland, OH, 5.00%, 12/1/43(1)	2,775	3,476,992
Danvers, MA, 5.25%, 7/1/36	885	934,728
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	1,000	1,426,460
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,775	3,238,148
Frisco Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/37(1)	9,000	9,527,760
Illinois, 5.00%, 11/1/23	1,000	1,136,400
Illinois, 5.00%, 5/1/33	5,000	5,675,550
Illinois, 5.00%, 5/1/35	1,415	1,603,011
Illinois, 5.00%, 5/1/39	3,035	3,720,364
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,850	3,516,016
Kent County, MI, (AMT), 5.00%, 1/1/28	1,000	1,051,120
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	3,250	3,367,293
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/39	17,900	8,158,641
Massachusetts, 5.00%, 9/1/38(1)	14,500	18,709,060
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/28	340	352,243
Monmouth County Improvement Authority, NJ, 5.00%, 1/15/30	340	352,124
Ohio, 5.00%, 2/1/37(1)	2,775	3,385,139
Pennsylvania, 5.00%, 3/1/32(1)	2,250	2,889,743
Peters Township School District, PA, 5.00%, 9/1/40(1)	2,750	3,497,450
Shoreline School District No. 412, WA, 4.00%, 6/1/38(1)	7,200	8,603,856
State College Area School District, PA, 5.00%, 5/15/44(1)	3,100	3,901,350
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,850	3,535,795
Upper Arlington City School District, OH, 5.00%, 12/1/48(1)	2,775	3,458,483
Walled Lake Consolidated School District, MI, 5.00%, 5/1/34	365	417,279
Wayland, MA, 5.00%, 2/1/33	510	528,355
Wayland, MA, 5.00%, 2/1/36	770	797,643
Will County, IL, 5.00%, 11/15/45(1)	5,625	6,669,731
Winchester, MA, 5.00%, 4/15/36	245	255,770
		$124,064,874
Hospital — 19.7%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$1,000	$1,127,320
Butler County, OH, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	520,075
California Health Facilities Financing Authority, (City of Hope), 4.00%, 11/15/45(1)	6,800	8,000,540
California Health Facilities Financing Authority, (Sutter Health Obligation Group), 5.00%, 8/15/52(1)	10,000	11,233,000
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	2,222,128
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50(1)	2,125	2,523,438
Colorado Health Facilities Authority, (CommonSpirit Health), 4.00%, 8/1/44	1,295	1,495,116
Doylestown Hospital Authority, PA, (Doylestown Health), 4.00%, 7/1/45	310	338,653
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,800	3,477,040
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	288,725
Massachusetts Development Finance Agency, (Atrius Health), 4.00%, 6/1/49	735	812,984
Massachusetts Development Finance Agency, (Atrius Health), 5.00%, 6/1/39	610	763,104
Massachusetts Development Finance Agency, (Children's Hospital), 5.00%, 10/1/46(1)	10,000	11,555,700
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(1)	3,550	4,272,638
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	30	31,839
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	984,191

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	2,460	2,854,805
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(1)	2,850	3,562,585
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/36	500	528,465
Middleburg Heights, OH, (Southwest General Health Center), 5.25%, 8/1/41	800	844,392
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,337
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	45	51,498
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	3,425	4,212,579
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	1,595	1,857,298
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/36(4)	800	966,016
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	11,400	11,524,944
Northampton County General Purpose Authority, PA, (Saint Luke's Hospital), 5.50%, 8/15/33	250	254,523
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	206,896
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	627,342
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	182,515
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	425	521,913
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	4,770	5,890,425
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42(1)	5,250	6,055,087
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	680,731
Saginaw Hospital Finance Authority, MI, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,011,910
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.00%, 12/1/43	875	955,518
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group), 5.50%, 12/1/43	750	839,048
Tampa, FL, (BayCare Health System), 4.00%, 11/15/46(1)	10,000	11,256,900
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45(1)	6,200	7,492,514
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	1,000	1,114,460
		$113,239,192
Housing — 0.7%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	$175	$197,405
Michigan Housing Development Authority, 3.00%, 10/1/39	625	660,325
Michigan Housing Development Authority, 3.25%, 10/1/44	670	711,828
Michigan Housing Development Authority, 3.35%, 10/1/49	970	1,027,599
Ohio Housing Finance Agency, (GNMA, FNMA, FHLMC), 3.80%, 9/1/38	940	1,046,239
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	180,034
		$3,823,430
Industrial Development Revenue — 4.5%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$400	$407,504
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	555	558,075
Delaware County Industrial Development Authority, PA, (Covanta), 5.00%, 7/1/43(4)	750	759,158
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(4)	5,475	5,546,284
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(4)	1,075	1,236,927
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(4)	1,580	1,699,622

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(4)	1,740	1,885,603
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.125%, 9/15/23	50	53,902
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	4,815	5,298,908
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	750	843,938
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	1,005	1,165,619
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,715	1,989,091
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	220	221,918
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,350,700
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(4)	535	597,766
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(4)	775	899,806
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 5.25%, 5/1/44(4)	690	824,509
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(4)	300	348,057
		$25,687,387
Insured-Education — 0.7%
Hamilton County, OH, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$757,290
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	1,000	1,551,160
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,365	1,981,530
		$4,289,980
Insured-Electric Utilities — 1.8%
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$623,778
Cleveland, OH, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	1,240,300
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	815	764,649
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,759,040
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	332,194
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,515	1,664,924
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	272,903
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	1,880	2,046,737
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	595	646,836
		$10,351,361
Insured-Escrowed/Prerefunded — 0.3%
Brooklyn City School District, OH, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/38	$555	$572,388
Bucks County Water and Sewer Authority, PA, (AGM), Prerefunded to 12/1/20, 5.00%, 12/1/35	500	515,855
Cleveland, OH, Airport System Revenue, (AGM), Prerefunded to 1/1/22, 5.00%, 1/1/30	600	646,428
		$1,734,671
Insured-General Obligations — 1.3%
Bay City Brownfield Redevelopment Authority, MI, (BAM), 5.375%, 10/1/38	$500	$574,765
Byron Center Public Schools, MI, (AGM), Prerefunded to 5/1/20, 3.75%, 5/1/26	150	150,705
Byron Center Public Schools, MI, (AGM), Prerefunded to 5/1/20, 4.00%, 5/1/28	240	241,243
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	2,455	2,067,895
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	416,484
Hartland Consolidated Schools, MI, (AGM), 5.25%, 5/1/29	1,000	1,048,570

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Livonia Public Schools, MI, (AGM), 5.00%, 5/1/43	910	1,021,721
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,407,670
Westland Tax Increment Finance Authority, MI, (BAM), 5.25%, 4/1/34	500	563,220
		$7,492,273
Insured-Hospital — 0.6%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$302,427
Toledo Hospital (The), (AGM), 5.75%, 11/15/38	2,410	2,929,515
		$3,231,942
Insured-Lease Revenue/Certificates of Participation — 0.2%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$1,304,420
		$1,304,420
Insured-Other Revenue — 0.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$2,788,030
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	941,239
		$3,729,269
Insured-Special Tax Revenue — 3.7%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$4,876,147
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,359,250
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	12,406,338
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	760	681,173
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	2,020	1,766,611
		$21,089,519
Insured-Transportation — 5.6%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$9,319,247
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	935	1,047,275
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	850	958,613
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 1/1/39	1,500	1,695,525
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,034,984
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,135,470
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,245,190
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	3,386,600
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,008,427
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	6,225	7,012,525
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	2,370	2,713,342
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	639,908
		$32,197,106
Insured-Water and Sewer — 7.0%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(1)	$17,985	$22,484,847

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/34	6,000	2,843,160
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/35	6,680	2,963,582
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/36	7,000	2,907,520
Jefferson County, AL, Sewer Revenue, (AGM), 5.00%, 10/1/44	3,750	4,299,525
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	4,780	4,901,173
		$40,399,807
Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$625	$652,694
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,850	3,416,295
		$4,068,989
Other Revenue — 0.8%
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	$1,925	$346,500
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	110	132,322
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(4)	485	578,891
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	839,153
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(4)	890	1,067,644
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	805	807,214
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	825	825,734
		$4,597,458
Senior Living/Life Care — 6.8%
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	$1,085	$1,085,369
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	292,764
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	727,993
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/55	1,055	1,227,482
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	836,208
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	2,102,660
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(7)	3,109	839,338
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(4)	775	915,298
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(4)	545	636,952
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	4,000,795
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,632,840
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(4)	780	864,022
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(4)	465	519,856
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(4)	1,270	1,422,159
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 4.50%, 7/1/38	700	730,282
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	215	236,354
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	200	236,752
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/33	125	147,720
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/34	130	153,405
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/39	425	498,640

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/53	1,255	1,461,686
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	740	839,330
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	3,650	4,141,582
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/49(4)	725	804,148
Savannah Economic Development Authority, GA, (Marshes Skidaway), 7.125%, 1/1/38	4,960	5,608,074
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,750	1,951,022
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/49	2,500	2,773,975
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	335	356,892
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,049,015
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	315,571
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(4)	750	870,600
		$39,278,784
Special Tax Revenue — 20.0%
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/39(1)	$550	$689,227
Cleveland, OH, Income Tax Revenue, 5.00%, 10/1/43(1)	2,200	2,733,852
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/38(1)	1,400	1,797,236
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43(1)	1,400	1,778,168
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	4,100	5,080,720
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	3,000	3,736,170
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(6)	90	0
New River Community Development District, FL, (Capital Improvements), 5.35%, 5/1/38(6)	35	0
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	140	139,998
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 11/1/38	7,500	9,025,575
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/39(1)	6,500	7,482,865
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/39(1)	12,400	14,484,812
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)	2,820	2,908,322
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35	845	871,465
New York City Transitional Finance Authority, NY, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	2,180	2,249,607
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34(1)	10,000	11,946,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	14,100	17,836,923
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	5,600	6,494,712
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,250	4,192,078
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	147	134,508
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	251	214,710
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	246	199,577
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	316	238,517
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	357	251,242
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	3,403	1,012,461
Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	2,773	599,439
Puerto Rico Sales Tax Financing Corp., 4.329%, 7/1/40	1,347	1,497,056
Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	238	261,941
Puerto Rico Sales Tax Financing Corp., 4.536%, 7/1/53	36	40,190
Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	132	148,853
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	972	1,100,421
Puerto Rico Sales Tax Financing Corp., 4.784%, 7/1/58	538	608,075
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,459	2,820,153
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	233	232,488

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	170	156,771
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	347,617
Texas Transportation Commission, 5.00%, 4/1/33(1)	10,000	11,628,100
		$114,940,549
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$796,558
		$796,558
Transportation — 19.4%
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	$435	$452,652
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,153,500
Delaware River and Bay Authority of Delaware and New Jersey, 4.00%, 1/1/44(1)	4,275	5,062,027
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/37(1)	1,825	2,286,561
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey, 5.00%, 7/1/47(1)	6,525	8,025,750
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/43(1)	8,850	11,049,313
Illinois Toll Highway Authority, 4.00%, 1/1/44(1)	8,000	9,406,640
Memphis-Shelby County Airport Authority, TN, (AMT), 5.75%, 7/1/24	400	406,356
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	750	883,380
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/38	750	870,908
New Jersey Economic Development Authority, (Transit Transportation Project), 4.00%, 11/1/39	750	868,073
New Jersey Economic Development Authority, (Transit Transportation Project), 5.00%, 11/1/44	11,000	13,677,180
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/44	2,060	2,519,751
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,100	1,160,698
New Jersey Turnpike Authority, 4.00%, 1/1/48	2,925	3,445,241
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(1)	7,880	8,462,962
New York Thruway Authority, 3.00%, 1/1/46	3,000	3,227,130
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,055	1,214,453
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,860	4,178,566
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	550	568,656
Port Authority of New York and New Jersey, 5.00%, 10/15/42(1)	6,250	7,737,250
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)	7,200	8,097,192
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(1)	8,500	9,090,325
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	1,921,512
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/37	255	306,186
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/38	160	191,600
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 4.00%, 12/31/39	155	184,994
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/36	205	268,361
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,720	3,322,915
Texas Transportation Commission, 0.00%, 8/1/37	725	402,390
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/39	750	372,270
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	640	739,002
		$111,553,794

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Utilities — 0.1%
Philadelphia, PA, Gas Works Revenue, 5.25%, 8/1/40	$365	$371,639
		$371,639
Water and Sewer — 13.3%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/40(1)	$10,000	$11,920,900
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/43(1)	6,250	7,834,687
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/47(1)	14,100	17,591,301
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(1)	9,550	11,152,203
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,860	2,041,257
Detroit, MI, Water Supply System, 5.25%, 7/1/41	5,480	5,794,059
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(1)	2,500	3,085,575
Massachusetts Water Resources Authority, Green Bonds, 5.00%, 8/1/40(1)	3,000	3,718,770
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,774,900
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,250	1,344,225
Port Huron, MI, Water Supply System, 5.25%, 10/1/31	250	266,625
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	789,263
Texas Water Development Board, 4.00%, 10/15/47(1)	5,500	6,375,435
		$76,689,200

Total Tax-Exempt Municipal Securities — 146.8% (identified cost $756,113,588)		$843,916,273

Taxable Municipal Securities — 4.6%

Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$172	$42,985
		$42,985
Escrowed/Prerefunded — 0.5%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$3,095,131
		$3,095,131
General Obligations — 2.4%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$10,722,755
Chicago, IL, 7.75%, 1/1/42	2,424	2,821,876
		$13,544,631
Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$6,616,440
		$6,616,440
Insured-Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/32	$1,285	$902,237

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Alameda Corridor Transportation Authority, CA, (AMBAC), 0.00%, 10/1/33	1,000	673,370
		$1,575,607
Student Loan — 0.1%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$565	$643,015
		$643,015
Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28	$750	$899,265
		$899,265

Total Taxable Municipal Securities — 4.6% (identified cost $20,368,005)		$26,417,074

Corporate Bonds & Notes — 2.5%

Security	Principal Amount (000's omitted)	Value
Hospital — 1.8%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$1,012,122
CommonSpirit Health, 3.347%, 10/1/29	1,930	2,050,430
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	7,254,616
		$10,317,168
Other — 0.7%
Morongo Band of Mission Indians, CA, 7.00%, 10/1/39(4)	$3,470	$4,385,837
		$4,385,837

Total Corporate Bonds & Notes — 2.5% (identified cost $13,180,000)		$14,703,005

Total Investments — 153.9% (identified cost $789,661,593)		$885,036,352
Other Assets, Less Liabilities — (53.9)%		$(310,096,768)
Net Assets — 100.0%		$574,939,584

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At February 29, 2020, the concentration of the Trust's investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	14.1%
Others, representing less than 10% individually	85.9%

Eaton Vance

Municipal Income Trust

February 29, 2020

Portfolio of Investments (Unaudited) — continued

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 14.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $33,881,964 or 5.9% of the Trust's net assets.
(5)	When-issued security.
(6)	Issuer is in default with respect to interest and/or principal payments.
(7)	Security is in default and making only partial interest payments.

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
NPFG	-	National Public Finance Guarantee Corp.
PSF	-	Permanent School Fund
XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at February 29, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$843,916,273	$—	$843,916,273
Taxable Municipal Securities	—	26,417,074	—	26,417,074
Corporate Bonds & Notes	—	14,703,005	—	14,703,005
Total Investments	$—	$885,036,352	$—	$885,036,352

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.